Convertible redeemable non-controlling interests (Details) - Series A Preferred Shares $ / shares in Units, ¥ in Millions, $ in Millions		1 Months Ended				12 Months Ended
	May 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Feb. 28, 2018 CNY (¥)	Feb. 28, 2018 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 Vote shares
JD Logistics
Temporary Equity
Issuance of preferred shares		¥ 443	$ 64	¥ 16,000	$ 2,500
Ownership percentage, on a fully-diluted (as a percentage)				19.00%	19.00%
Term of preferred shares redeemable by holders						5 years
Minimum offering value on fully diluted basis | $						$ 20,000
Number of vote per share | Vote							1
Shares purchase price | $ / shares						$ 2.50
Number of ordinary shares issued on conversion of each preferred shares | shares							1
JD Logistics Inc [Member]
Temporary Equity
Proceeds from Issuance Initial Public Offering	¥ 22,900
Issuance non controlling interest	6,100
Additional Paid in Capital, Preferred Stock	¥ 16,800